CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Long-term portion of ore in stockpiles and ore on leach pads	$ 323.8	$ 309.8
Deferred charges, net of amortization	7.3	6.0
Long-term receivables	110.8	124.1
Advances for the purchase of capital equipment	45.8	9.1
Restricted cash	25.0	25.0
Unrealized fair value of derivative assets, non-current	15.1	10.5
Other	63.1	52.7
Total other long-term assets	$ 590.9	$ 537.2